UNITED STATES SECURITIES AND EXCHANGE COMMISSION
      Washington, DC 20549
      Form 13F
      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2005


      Check here if Amendment 		[]; Amendment Number:

      This Amendment (check one only):	[] is a restatement,
					[] adds new holding entries

      Institutional Investment Manager filing this report:

      Name:				GMT Capital Corp
      Address:				2100 RiverEdge Parkway, #840
					Atlanta, GA 30328

      Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	May 13, 2005
			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total:	$788,382

List of other Included Managers: 		None


GMT Capital
13F Information Table
March 31, 2005

                                                                                                             Voting Authority
                                                                                                   ----------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
Abbott Laboratories            COM              002824100     7128   152900 SH       Sole	None
Active Power                   COM              00504w100      160    49370 SH       Sole	None
Acusphere                      COM              00511r870     4458   824025 SH       Sole	None
Advanced Tissue Sciences       COM              00755f103       29   337310 SH       Sole	None
Advancis Pharmaceutical Corp.  COM              00764L109      357    96600 SH       Sole	None
Aetna Inc.                     COM              00817Y108    36877   492020 SH       Sole	None
Albany Molecular Research      COM              012423109      114    11100 SH       Sole	None
Allstate Corp                  COM              020002101      973    18000 SH       Sole	None
Anadarko Petroleum             COM              032511107     1512    19870 SH       Sole	None
Applied Digital Solutions      COM              038188306      113    32640 SH       Sole	None
Archer-Daniels-Midland Co.     COM              039483102    14291   581400 SH       Sole	None
Ashland Inc.                   COM              044204105      857    12700 SH       Sole	None
Aspen Insurance Holdings       COM              g05384105    10255   406800 SH       Sole	None
Authentidate Holding Corp.     COM              052666104      360    90300 SH       Sole	None
Avanex Corp.                   COM              05348w109       15    11250 SH       Sole	None
Aware                          COM              05453n100       98    22400 SH       Sole	None
Bancolombia sa Adr             COM              05968l102     2766   207000 SH       Sole	None
Boston Scientific              COM              101137107     2358    80500 SH       Sole	None
Brooks Automation              COM              114340102     1308    86153 SH       Sole	None
Bruker Biosciences             COM              116794108      333    94544 SH       Sole	None
Bunge Limited                  COM              G16962105    32223   598050 SH       Sole	None
Burlington Northern Santa Fe C COM              12189T104    31134   577300 SH       Sole	None
Burlington Resources           COM              122014103      423     8458 SH       Sole	None
Canadian Natural Resources     COM              136385101   120408  2132252 SH       Sole	None
Capstone Turbine               COM              14067d102      231   148982 SH       Sole	None
Carrington Laboratories, Inc.  COM              144525102       57    11000 SH       Sole	None
Ciena Corporation              COM              171779101      107    62428 SH       Sole	None
Citigroup Inc.                 COM              172967101    28986   645000 SH       Sole	None
Comcast Corporation            COM              20030n200    21075   630240 SH       Sole	None
Computer Sciences Corp         COM              205363104     6809   148500 SH       Sole	None
Concurrent Computer            COM              206710204      305   148000 SH       Sole	None
Copytele Inc.                  COM              217721109       59    93800 SH       Sole	None
Corinthian Colleges Inc        COM              218868107     4048   257500 SH       Sole	None
Del Monte Foods                COM              24522p103     9840   906930 SH       Sole	None
Devon Energy Corp              COM              25179M103    73075  1530366 SH       Sole	None
Direct Gen Corp                COM              25456w204     2631   128100 SH       Sole	None
Dow Chemicals                  COM              260543103    10827   217200 SH       Sole	None
E. Digital Corp                COM              26841y103       16    84000 SH       Sole	None
E.Piphany                      COM              26881v100      143    40400 SH       Sole	None
Electronic Arts                COM              285512109     1208    23320 SH       Sole	None
Enzo Biochem                   COM              294100102      436    30266 SH       Sole	None
Foster Wheeler                 COM              g36535139     3910   224700 SH       Sole	None
FuelCell Energy, Inc.          COM              35952H106      287    28800 SH       Sole	None
Genesis Microchip              COM              37184c103      345    23865 SH       Sole	None
Healthsouth Corp.              COM              421924101    20645  3858860 SH       Sole	None
Homestore Inc                  COM              437852106     6055  2727400 SH       Sole	None
Humana Inc                     COM              444859102     9452   295917 SH       Sole	None
Huntsman Corp.                 COM              447011107    19540   837900 SH       Sole	None
Imax                           COM              45245e109      690    74700 SH       Sole	None
Inco Limited                   COM              453258402    15984   401600 SH       Sole	None
Internap Network Services      COM              45885a102       86   144960 SH       Sole	None
Ishares MSCI Japan Index Fund  COM              464286848     7228   689000 SH       Sole	None
JP Morgan Chase & Co           COM              46625H100     2111    61000 SH       Sole	None
K-Tel International            COM              482724200        1    17600 SH       Sole	None
King Pharmaceuticals           COM              495582108     6328   761500 SH       Sole	None
Lanxess                        COM              d5032b102     5807   283000 SH       Sole	None
Liberty Media                  COM              530718105    35007  3375752 SH       Sole	None
MapInfo Corporation            COM              565105103     3070   255023 SH       Sole	None
Microtune                      COM              59514p109      418    96960 SH       Sole	None
Miravant Medical Technologies  COM              604690107      111   130930 SH       Sole	None
Neoware Systems                COM              64065p102      589    56420 SH       Sole	None
Nexen                          COM              65334h102    23272   425530 SH       Sole	None
Norfolk Southern Corp.         COM              655844108     4431   119600 SH       Sole	None
Novatel Wireless Inc           COM              66987m604      361    33600 SH       Sole	None
Pervasive Software             COM              715710109      229    49800 SH       Sole	None
Pfizer Inc                     COM              717081103     3255   123900 SH       Sole	None
Pioneer Natural Resources      COM              723787107    14437   337937 SH       Sole	None
Precision Drilling             COM              74022D951    17442   233310 SH       Sole	None
Presstek                       COM              741113104       79    10200 SH       Sole	None
Protein Design Labs            COM              74369l103     2046   127980 SH       Sole	None
QLT INC                        COM              746927102      226    17600 SH       Sole	None
RF Micro Devices               COM              749941100      583   111750 SH       Sole	None
Retek                          COM              76128q109      105     9388 SH       Sole	None
Rio Tinto                      COM              767204100     1090     8400 SH       Sole	None
Riverstone Networks            COM              769320102       56    53181 SH       Sole	None
Siebert Financial              COM              826176109       46    14600 SH       Sole	None
Sirenza Microdevices           COM              82966t106       68    21500 SH       Sole	None
Speedway Motorsports           COM              847788106      562    15734 SH       Sole	None
Streettracks Gold TR           COM              863307104     4740   110700 SH       Sole	None
Swift Energy                   COM              870738101      250     8800 SH       Sole	None
Taiwan Seminconductor Mfg ADR  COM              874039100     6555   773000 SH       Sole	None
TiVo Inc.                      COM              888706108      584   113000 SH       Sole	None
Time Warner Inc                COM              887317105    24277  1383300 SH       Sole	None
Triad Hospitals, Inc.          COM              89579k109     6089   121530 SH       Sole	None
Tyson Foods                    COM              902494103     6062   363411 SH       Sole	None
United Globalcom               COM              913247508     8569   905825 SH       Sole	None
Valassis Communications        COM              918866104     9436   269900 SH       Sole	None
Vishay Intertechnology         COM              928298108     7649   615400 SH       Sole	None
Vision Sciences Inc. Delaware  COM              927912105      158    56900 SH       Sole	None
Westlake Chemical Corp         COM              960413102    21710   671100 SH       Sole	None
Wilsons The Leather Exp.       COM              972463103      235    49260 SH       Sole	None
Wireless Facilities            COM              97653a103      462    73860 SH       Sole	None
Zix Corporation (Custom Tracks COM              98974P100       99    26400 SH       Sole	None
REPORT SUMMARY                 94 DATA RECORDS              788382    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED